Major Customers and Suppliers	12 Months Ended
Dec. 31, 2023
Major Customers and Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS

17.    MAJOR CUSTOMERS AND SUPPLIERS

The Company has derived a substantial portion of its revenue from sales to a limited number of customers. Sales to BitFuFu’s top three customers contributed 26%, 31% and 51% of its total revenue in 2023, 2022 and 2021 respectively. Although the Company continually seeks to diversify its customer base, it cannot assure you that the proportion of revenue contribution from its major customers to its total revenue will decrease in the future. Dependence on a limited number of major customers to its total revenue exposes the Company to risks of substantial losses if any of them reduces or ceases business collaboration with the Company.

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue in 2023, 2022 and 2021:

	As of December 31,
	2023	2022	2021
Customer A	15%	17%	30%
Customer B	—	5%	15%
Customer C	—	—	6%
Customer D	6%	9%	—
Customer E	5%	—	—

As of December 31, 2023, Customer B accounted for 80% of the Company’s accounts receivable. This is a decrease from December 31, 2022, when Customer B accounted for 95% of the Company’s accounts receivable.

The Company relies on a limited number of suppliers to provide it with digital asset mining equipment and hosting facilities at economical prices. In 2023, 2022 and 2021, the Company’s purchase from its largest supplier accounted for 61%, 52% and 7% of its total cost of revenue respectively.

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	As of December 31,
	2023	2022	2021
Supplier A	13%	32%	82%
Supplier B	61%	52%	7%
Supplier C	9%	—	—